Loans Payable (Details) - USD ($)				6 Months Ended
	Dec. 12, 2022	Jan. 06, 2022	Sep. 23, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 18, 2024	May 27, 2024
Loans Payable [Abstract]
Loan facility amount	$ 200,000	$ 1,500,000	$ 1,000,000
Interest rate percentage	0.00%	6.00%	6.00%
Short term loan						$ 100,000	$ 100,000
Interest expense loans				$ 29,380	$ 87,945